Capital and financial risk management - Equity risk (Details) - Equity risk - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	7.00%	23.00%
Increase in profit before tax due to reasonably possible increase in designated risk component	€ 283	€ 767